Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories Table
Bunkers	$ 685	$ (0)
Lubricants	12,423	10,048
Stores	2,025	1,643
Victualling	631	546
Total	$ 15,764	$ 12,237